Filed with the Securities and Exchange Commission on February 6, 2014

1933 Act Registration File No.   333-106971
1940 Act File No. 811-21399

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	19	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	20	[	X	]

(Check appropriate box or boxes.)

THE AEGIS FUNDS
(Exact Name of Registrant as Specified in Charter)

6862 Elm Street, Suite 830
McLean, VA 22101
 (Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (703) 528-7788

Mr. Scott L. Barbee
6862 Elm Street, Suite 830
McLean, VA 22101
(Name and Address of Agent for Service)

Copy to:
Paul M. Miller, Esq.
Seward & Kissel LLP
901 K Street, NW
Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On February 28, 2014 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 17  (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on October 25, 2013 and pursuant to Rule 485(a)(2) would have become effective on  January 8, 2014.

Post-Effective Amendment No. 18 was filed pursuant to Rule 485(b)(1)(iii) on January 8, 2014 for the sole purpose of designating February 7, 2014 as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 19 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 28, 2014 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 19 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (1933 Act) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of McLean in the Commonwealth of Virginia on February 6, 2014.

AEGIS VALUE FUND, INC.

By: /s/ Scott L. Barbee
Scott L. Barbee
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Scott L. Barbee	President, Director	February 6, 2014
Scott L. Barbee	(Principal Executive Officer)

/s/ Sarah Q. Zhang	Secretary, Treasurer	February 6, 2014
Sarah Q. Zhang	(Principal Financial Officer)

Eskander Matta*	Director	February 6, 2014
Eskander Matta

David A. Giannini*	Director	February 6, 2014
David A. Giannini

V. Scott Soler*	Director	February 6, 2014
V. Scott Soler

* By: /s/ Scott L. Barbee
Scott L. Barbee
Attorney-in-Fact pursuant to the Powers of Attorney previously filed and incorporated by reference.